UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  07/23/2002
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:                   181
                                                 -------------

Form 13F Information Table Value Total:          $ 96,357,340
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100        634,403      16,850      X                                                16,850

Abbott Labs             COM       002824100          7,530         200                    X                                     200

Abbott Labs             COM       002824100      1,025,963      27,250      X                                                27,250

ADC Telecom             COM       000886101        197,856      86,400      X                                                86,400

Automatic Data          COM       053015103        698,716      16,044      X                                                16,044
Processing

Automatic Data          COM       053015103         19,598         450                    X                                     450
Processing

American Intl. Group    COM       026874107        173,987       2,550      X                                                 2,550

American Intl. Group    COM       026874107         82,422       1,208                    X                                   1,208

American Intl. Group    COM       026874107      1,228,891      18,011      X                                                18,011

American Intl. Group    COM       026874107         17,058         250                    X                                     250

American Intl. Group    COM       026874107        368,578       5,402      X                                                 5,402

AOL Time Warner         COM       00184A105         11,768         800                    X                                     800

AOL Time Warner         COM       00184A105         35,304       2,400      X                                                 2,400

AOL Time Warner         COM       00184A105          8,826         600                    X                                     600

AOL Time Warner         COM       00184A105        792,134      53,850      X                                                53,850

AOL Time Warner         COM       00184A105         11,768         800                    X                                     800

AOL Time Warner         COM       00184A105        281,697      19,150      X                                                19,150

Apollo Group            COM       037604105        709,757      18,005      X                                                18,005

Avery Dennison Corp.    COM       053611109        138,050       2,200      X                                                 2,200

Avery Dennison Corp.    COM       053611109         13,491         215                    X                                     215

                                                 ---------
                                                 6,457,794



Avery Dennison Corp.    COM       053611109         81,575       1,300      X                                                 1,300

Avery Dennison Corp.    COM       053611109         14,433         230                    X                                     230

American Express Co.    COM       025816109      3,011,836      82,925      X                                                82,925

Bank of New York        COM       064057102      3,549,656     105,175      X                                               105,175

BP Amoco PLC            COM       055622104        269,920       5,346      X                                                 5,346

Citigroup Inc.          COM       172967101        163,990       4,232      X                                                 4,232

Citigroup Inc.          COM       172967101         85,250       2,200                    X                                   2,200

Citigroup Inc.          COM       172967101      2,919,968      75,354      X                                                75,354

Citigroup Inc.          COM       172967101         61,070       1,576                    X                                   1,576

Citigroup Inc.          COM       172967101        138,725       3,580      X                                                 3,580

Cardinal Health Inc.    COM       14149Y108        151,990       2,475      X                                                 2,475

Cardinal Health Inc.    COM       14149Y108         49,128         800                    X                                     800

Cardinal Health Inc.    COM       14149Y108      1,922,440      31,305      X                                                31,305

Cardinal Health Inc.    COM       14149Y108         16,888         275                    X                                     275

Cardinal Health Inc.    COM       14149Y108         69,086       1,125      X                                                 1,125

Carnival Corp. C1 A     COM       143658102        424,349      15,325      X                                                15,325

Clear Channel Comm.     COM       184502102      1,384,577      43,241      X                                                43,241

Cendant Corp.           COM       151313103      1,252,757      78,889      X                                                78,889

Constellation Energy    COM       210371100        262,886       8,960      X                                                 8,960
Group

Colgate Palmolive       COM       194162103        275,275       5,500      X                                                 5,500

                                                ----------
                                                16,105,798




Conseco, Inc.           COM       208464107         34,400      17,200      X                                                17,200

Costco Wholesale        COM       22160K105        694,195      17,975      X                                                17,975

Costco Wholesale        COM       22160K105         50,206       1,300                    X                                   1,300

Costco Wholesale        COM       22160K105         11,586         300      X                                                   300

Computer Sciences       COM       205363104        677,661      14,177      X                                                14,177

Cisco Systems           COM       17275R102      2,588,674     185,568      X                                               185,568

Cisco Systems           COM       17275R102         43,664       3,130                    X                                   3,130

Cisco Systems           COM       17275R102      4,730,027     339,070      X                                               339,070

CVS Corp                COM       126650100        576,810      18,850      X                                                18,850

ChevronTexaco Corp      COM       166764100      1,774,868      20,055      X                                                20,055

DuPont E 1              COM       263534109        397,025       8,942      X                                                 8,942

DuPont E 1              COM       263534109          8,880         200                    X                                     200

Walt Disney Co.         COM       254687106        596,597      31,566      X                                                31,566

Diamond Offshore        COM       25271C102        621,300      21,800      X                                                21,800

Darden Restaurants      COM       237194105      2,087,150      84,500      X                                                84,500

Duke Energy Corp.       COM       264399106        310,036       9,969      X                                                 9,969

Duke Energy Corp.       COM       264399106          7,775         250                    X                                     250

Duke Energy Corp.       COM       264399106        952,282      30,620      X                                                30,620

Duke Energy Corp.       COM       264399106         48,205       1,550                    X                                   1,550

Electronic Data
Systems                 COM       285661104        531,802      14,315      X                                                14,315


                                                ----------
                                                16,743,141



Equity Office           COM       294741103        251,335       8,350      X                                                 8,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109        413,540      20,065      X                                                20,065

El Paso Corporation     COM       28336L109          3,092         150                    X                                     150

El Paso Corporation     COM       28336L109          6,183         300      X                                                   300

El Paso Corporation     COM       28336L109         14,427         700                    X                                     700

El Paso Corporation     COM       28336L109        455,481      22,100      X                                                22,100

Ericsson Tel ADR        COM       294821400        167,723     116,474      X                                               116,474

First Data Corp         COM       319963104        225,730       6,068      X                                                 6,068

Flextronics Intl        COM       Y2573F102         37,789       5,300      X                                                 5,300

Flextronics Intl        COM       Y2573F102         16,043       2,250                    X                                   2,250

Flextronics Intl        COM       Y2573F102         63,814       8,950      X                                                 8,950

Federal Natonal
Mortgage Assn.          COM       313586109        218,890       2,968      X                                                 2,968

General Electric        COM       369604103      3,883,520     133,684      X                                               133,684

General Electric        COM       369604103         66,815       2,300                    X                                   2,300

General Electric        COM       369604103         43,575       1,500      X                                                 1,500

General Electric        COM       369604103         14,525         500                    X                                     500

General Electric        COM       369604103      4,525,787     155,793      X                                               155,793

Health Care             COM       42191510         608,065      14,174      X                                                14,174
Properties

Home Depot, Inc.        COM       437076102        178,508       4,860      X                                                 4,860

Home Depot, Inc.        COM       437076102         29,384         800                    X                                     800


                                                ----------
                                                11,224,223



Home Depot, Inc.        COM       437076102         81,173       2,210      X                                                 2,210

Intl Business Machns    COM       459200101         81,000       1,125      X                                                 1,125

Intl Business Machns    COM       459200101         37,800         525                    X                                     525

Intl Business Machns    COM       459200101          7,200         100      X                                                   100

Intl Business Machns    COM       459200101          7,200         100                    X                                     100

Intl Business Machns    COM       459200101        417,600       5,800      X                                                 5,800

Intel Corp.             COM       458140100        596,241      32,635      X                                                32,635

Intel Corp.             COM       458140100          3,106         170                    X                                     170

Intel Corp.             COM       458140100         18,270       1,000      X                                                 1,000

Intel Corp.             COM       458140100         13,703         750                    X                                     750

Intel Corp.             COM       458140100      1,111,547      60,840      X                                                60,840

Jabil Circuit           COM       466313103        250,154      11,850      X                                                11,850

Johnson & Johnson       COM       478160104         18,291         350                    X                                     350

Johnson & Johnson       COM       478160104        398,639       7,628      X                                                 7,628

Johnson & Johnson       COM       478160104         60,099       1,150                    X                                   1,150

Johnson & Johnson       COM       478160104        167,232       3,200      X                                                 3,200

J.P. Morgan Chase       COM       46625H100         71,232       2,100      X                                                 2,100

J.P. Morgan Chase       COM       46625H100         26,390         778                    X                                     778

J.P. Morgan Chase       COM       46625H100        408,295      12,037      X                                                12,037

K Mart Corp             COM       482584109         17,098      16,600      X                                                16,600

                                                ----------
                                                 3,792,270



Kimberly Clark Corp.    COM       49436810         403,000       6,500      X                                                 6,500

Coca Cola               COM       191216100        655,200      11,700      X                                                11,700

Liberty Media           COM       530718105        421,500      42,150      X                                                42,150
Corp A

Lear Corp.              COM       521865105        922,688      19,950      X                                                19,950

Lowes Cos.              COM       548661107      4,019,988      88,546      X                                                88,546

LSI Logic               COM       502161102        213,938      24,450      X                                                24,450

Medtronic Inc.          COM       585055106        593,473      13,850      X                                                13,850

Medtronic Inc.          COM       585055106          3,428          80                    X                                      80

Medtronic Inc.          COM       585055106         29,995         700      X                                                   700

Medtronic Inc.          COM       585055106         18,211         425                    X                                     425

Medtronic Inc.          COM       585055106         44,993       1,050      X                                                 1,050

Medtronic Inc.          COM       585055106         44,564       1,040                    X                                   1,040

Mercury Interactive     COM       589405109          3,214         140                    X                                     140

Mercury Interactive     COM       589405109         55,104       2,400      X                                                 2,400

Mercury Interactive     COM       589405109         12,169         530                    X                                     530

Mercury Interactive     COM       589405109         16,072         700      X                                                   700

Mercury Interactive     COM       589405109          3,214         140                    X                                     140

Mercury Interactive     COM       589405109      1,164,072      50,700      X                                                50,700

McCormick & Co. Com
  Non Vtg.              COM       579780206        200,850       7,800      X                                                 7,800

Philip Morris Cos.      COM       718154107      1,412,961      32,328      X                                                32,328

                                                ----------
                                                10,238,633




Motorola Inc.           COM       620076109        709,205      48,609      X                                                48,609

Merck & Co.             COM       589331107      1,669,601      32,970      X                                                32,970

Merck & Co.             COM       589331107          5,064         100                    X                                     100

Merck & Co.             COM       589331107          6,330         125      X                                                   125

Microsoft Corp.         COM       594918104        227,279       4,155      X                                                 4,155

Nokia Corp ADR          COM       654902204         49,956       3,450      X                                                 3,450

Nokia Corp ADR          COM       654902204         18,534       1,280                    X                                   1,280

Nokia Corp ADR          COM       654902204         39,096       2,700      X                                                 2,700

Nokia Corp ADR          COM       654902204          4,634         320                    X                                     320

Nokia Corp ADR          COM       654902204         76,020       5,250      X                                                 5,250

Nokia Corp ADR          COM       654902204          4,634         320                    X                                     320

Nextel Communication    COM       65332V103        127,116      39,600      X                                                39,600

Oracle Systems          COM       68389X105        233,720      24,680      X                                                24,680

Pepsico                 COM       713448108        116,885       2,425                    X                                   2,425

Pepsico                 COM       713448108      2,275,281      47,205      X                                                47,205

TVA 6.75%, 6/1/28       PREF      880591300        309,504      12,090      X                                                12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,088,345      59,667      X                                                59,667

Pfizer Inc.             COM       71708110          37,800       1,080                    X                                   1,080

Pfizer Inc.             COM       71708110         134,750       3,850      X                                                 3,850

Proctor & Gamble        COM       742718109        338,090       3,786      X                                                 3,786
                                               -----------
                                                 8,471,843






Ing Prime Rate Trust    COM       44977W106         68,040      10,800      X                                                10,800

Transocean Sedco        COM       G90078109        208,861       6,705      X                                                 6,705
Forex Inc.

T. Rowe Price Mid Cap
Growth Fund             COM       779556109        224,541       6,366      X                                                 6,366

Raytheon Co             COM       755111507        823,150      20,200      X                                                20,200

SBC Communications      COM       78387G103        334,738      10,975      X                                                10,975

Siebel Systems Inc.     COM       826170102        173,484      12,200      X                                                12,200

Siebel Systems Inc.     COM       826170102         12,087         850                    X                                     850

Schering-Plough Corp.   COM       806605101      1,201,636      48,847      X                                                48,847

Schlumberger Ltd.       COM       806857108        654,069       14,066     X                                                14,066

Schlumberger Ltd.       COM       806857108          4,650         100                    X                                     100

Schlumberger Ltd.       COM       806857108          9,300         200      X                                                   200

Schlumberger Ltd.       COM       806857108         23,250         500                    X                                     500

Schlumberger Ltd.       COM       806857108        695,640      14,960      X                                                14,960

Staples Inc.            COM       855030102      2,558,577     129,877      X                                               129,877

Steinroe Intermed
Bond Fund               COM       858420300        141,862      16,250      X                                                16,250

Service Master Co.      COM       81760N109        379,001      27,624      X                                                27,624

Teva Pharm Inds ADR     COM       881624209      2,975,049      44,550      X                                                44,550

Thermo Electron Corp.   COM       883556102        195,839      11,869      X                                                11,869

TOTAL FINA ELF S.A.     COM       89151E109        582,480       7,200      X                                                 7,200

T. Rowe Price
Tax-Free Income Fund    COM       779576107        123,460      12,611      X                                                12,611


                                                ----------
                                                11,389,713




Tyco International      COM       902124106         22,967       1,700      X                                                 1,700

Tyco International      COM       902124106         19,454       1,440                    X                                   1,440

Tyco International      COM       902124106         10,133         750      X                                                   750

Tyco International      COM       902124106          2,905         215                    X                                     215

Tyco International      COM       902124106        854,116      63,221      X                                                63,221

Viacom Inc. Cl B        COM       925524308      2,535,346      57,141      X                                                57,141

Verizon Comm            COM       92343V104        539,736      13,443      X                                                13,443

Verizon Comm            COM       92343V104         20,075         500                    X                                     500

Wachovia Corp.          COM       929771103        393,903      10,317      X                                                10,317

Wells Fargo & Co.       COM       949746101         50,060       1,000      X                                                 1,000

Wells Fargo & Co.       COM       949746101         26,282         525                    X                                     525

Wells Fargo & Co.       COM       949746101        335,402       6,700      X                                                 6,700

Wells Fargo & Co.       COM       949746101         18,773         375                    X                                     375

Waste Management Inc.   COM       94106L109         33,865       1,300                    X                                   1,300

Waste Management Inc.   COM       94106L109         72,940       2,800      X                                                 2,800

Waste Management Inc.   COM       94106L109         27,353       1,050                    X                                   1,050

Waste Management Inc.   COM       94106L109        359,490      13,800      X                                                13,800

Wal-Mart                COM       931142103      4,404,926      80,075      X                                                80,075

Wyeth                   COM       983024100        223,867       3,410      X                                                 3,410

Exxon Mobil Corp.       COM       30231G102      1,918,780      46,891      X                                                46,891

Exxon Mobil Corp.       COM       30231G102          8,184         200                    X                                     200

Exxon Mobil Corp.       COM       30231G102        279,238       6,824      X                                                 6,824

                                                ----------
                                                11,933,926



REPORT TOTALS                                   96,357,340
                                               ===========



